Cover	Mar. 13, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Zeo Energy Corp. (the “Company”), filed March 20, 2024 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report). This Amendment No. 1 is being filed solely for the purpose of providing certain omitted items in the Original Report under Item 2.01 and Item 9.01(a). This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A. Capitalized terms used but not defined herein have the meanings assigned to them in the Original Report.
Document Period End Date	Mar. 13, 2024
Entity File Number	001-40927
Entity Registrant Name	ZEO ENERGY CORP.
Entity Central Index Key	0001865506
Entity Tax Identification Number	98-1601409
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7625 Little Rd
Entity Address, Address Line Two	Suite 200A
Entity Address, City or Town	New Port Richey
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34654
City Area Code	727
Local Phone Number	375-9375
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ZEO
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50, subject to adjustment
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50, subject to adjustment
Trading Symbol	ZEOWW
Security Exchange Name	NASDAQ